JPMorgan Inflation Managed Bond ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 25.3%
Aerospace & Defense — 0.6%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	400,000	363,167
Boeing Co. (The)
2.75%, 2/1/2026	782,000	732,398
3.10%, 5/1/2026	931,000	877,022
L3Harris Technologies, Inc. 3.85%, 12/15/2026	425,000	408,913
Leidos, Inc. 2.30%, 2/15/2031	467,000	364,563
Northrop Grumman Corp. 2.93%, 1/15/2025	50,000	48,216
Raytheon Technologies Corp. 3.15%, 12/15/2024	216,000	208,539
		3,002,818
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	222,000	172,798
Automobiles — 0.7%
Honda Motor Co. Ltd. (Japan) 2.53%, 3/10/2027	50,000	46,580
Hyundai Capital America
0.80%, 1/8/2024 (a)	50,000	48,495
3.00%, 2/10/2027 (a)	903,000	828,862
2.38%, 10/15/2027 (a)	419,000	369,029
Mercedes-Benz Finance North America LLC (Germany) 2.13%, 3/10/2025 (a)	590,000	559,559
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	800,000	715,094
4.81%, 9/17/2030 (a)	800,000	679,812
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	378,000	300,413
		3,547,844
Banks — 6.6%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	600,000	506,688
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a) (c)	750,000	717,886
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	174,720
2.75%, 12/3/2030	600,000	469,778
Bank of America Corp.
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	21,000	19,263
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	178,000	160,789
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (b)	937,000	886,962
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	547,000	545,082
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	1,977,000	1,572,855
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	925,000	803,762
Bank of Montreal (Canada)
2.65%, 3/8/2027	40,000	36,892
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (b) (c)	512,000	504,983
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	330,000	324,854
Barclays plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (b)	855,000	836,675
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (b)	500,000	495,292
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	500,000	464,062

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (a) (b)	964,000	847,367
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	694,000	537,693
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	1,056,000	944,123
4.45%, 9/29/2027	472,000	453,529
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	90,000	85,654
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (b)	456,000	382,498
Commonwealth Bank of Australia (Australia) 2.30%, 3/14/2025 (a)	40,000	38,176
Cooperatieve Rabobank UA (Netherlands)
2.63%, 7/22/2024 (a)	250,000	241,947
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (b)	750,000	660,976
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	250,000	250,568
Credit Agricole SA (France) (SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	1,500,000	1,386,252
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (b)	407,000	407,505
Discover Bank
2.45%, 9/12/2024	650,000	614,092
3.45%, 7/27/2026	447,000	410,982
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (a) (b)	1,000,000	869,675
Fifth Third Bank NA 2.25%, 2/1/2027	250,000	219,552
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)	1,250,000	1,208,426
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	300,000	259,605
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	640,000	583,962
(SOFR + 2.39%), 2.85%, 6/4/2031 (b)	1,141,000	953,138
Huntington Bancshares, Inc. (SOFR + 2.05%), 5.02%, 5/17/2033 (b)	944,000	866,101
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (b)	480,000	430,293
KeyBank NA 3.30%, 6/1/2025	250,000	227,438
KeyCorp (SOFRINDX + 1.25%), 3.88%, 5/23/2025 (b)	184,000	167,481
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (b)	550,000	519,482
3.75%, 1/11/2027	469,000	444,009
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	600,000	538,460
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a) (c)	800,000	789,240
Morgan Stanley Bank NA 4.75%, 4/21/2026	520,000	517,976
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (a) (c)	250,000	194,958
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (b)	750,000	748,640
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	286,000	253,155
NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024 (a)	777,000	733,964
PNC Financial Services Group, Inc. (The) (SOFR + 1.09%), 4.76%, 1/26/2027 (b)	573,000	565,661
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	200,000	178,954
(SOFR + 2.60%), 6.53%, 1/10/2029 (b)	750,000	761,843

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France)
2.63%, 1/22/2025 (a)	700,000	657,915
4.25%, 4/14/2025 (a)	400,000	382,864
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	937,000	818,343
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.70%, 7/16/2024	1,112,000	1,075,395
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	40,000	36,868
Truist Bank 3.30%, 5/15/2026	200,000	183,004
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	835,000	738,595
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (b)	600,000	543,387
Wachovia Corp. 7.57%, 8/1/2026 (d)	366,000	388,215
Wells Fargo & Co. (3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (b)	637,000	551,180
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b) (c)	540,000	503,513
		33,693,197
Beverages — 0.1%
Constellation Brands, Inc. 3.15%, 8/1/2029	370,000	333,901
Biotechnology — 0.3%
AbbVie, Inc. 2.95%, 11/21/2026	1,277,000	1,204,672
Gilead Sciences, Inc. 3.50%, 2/1/2025	35,000	34,091
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	181,000	145,861
		1,384,624
Broadline Retail — 0.0% ^
eBay, Inc. 2.60%, 5/10/2031	50,000	41,924
Capital Markets — 2.1%
Blackstone Secured Lending Fund 3.65%, 7/14/2023	270,000	268,760
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	362,000	349,076
Credit Suisse AG (Switzerland)
3.63%, 9/9/2024	1,920,000	1,837,517
1.25%, 8/7/2026	250,000	213,738
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	250,000	249,500
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	250,000	226,478
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	378,000	303,861
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	360,000	353,064
(SOFR + 1.32%), 2.55%, 1/7/2028 (b)	700,000	608,654
(SOFR + 1.72%), 3.04%, 5/28/2032 (b)	626,000	496,611
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	237,000	230,899
3.50%, 11/16/2026	1,185,000	1,123,148
(SOFR + 1.09%), 1.99%, 1/27/2032 (b)	512,000	404,541
Invesco Finance plc 3.75%, 1/15/2026	386,000	372,770
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (b)	200,000	196,667
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	40,000	37,765

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
4.35%, 9/8/2026	1,163,000	1,134,299
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	110,000	85,905
Nomura Holdings, Inc. (Japan)
2.33%, 1/22/2027	800,000	711,473
2.68%, 7/16/2030	453,000	372,965
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	437,000	419,986
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)	449,000	384,448
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (b)	750,000	592,859
		10,974,984
Chemicals — 0.2%
Albemarle Corp. 5.05%, 6/1/2032	540,000	521,990
International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (a)	310,000	262,050
RPM International, Inc. 2.95%, 1/15/2032	238,000	190,333
		974,373
Commercial Services & Supplies — 0.0% ^
Republic Services, Inc. 5.00%, 4/1/2034	166,000	166,210
Construction & Engineering — 0.1%
Quanta Services, Inc. 2.35%, 1/15/2032	446,000	354,292
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	40,000	33,747
Consumer Finance — 1.8%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,404,000	1,251,956
3.00%, 10/29/2028	1,235,000	1,070,786
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (a)	692,000	608,721
4.25%, 4/15/2026 (a)	832,000	770,341
4.38%, 5/1/2026 (a)	1,063,000	981,675
2.53%, 11/18/2027 (a)	2,793,000	2,309,000
Capital One Financial Corp.
(SOFR + 1.37%), 4.17%, 5/9/2025 (b)	394,000	383,499
(SOFR + 1.27%), 2.62%, 11/2/2032 (b)	409,000	314,167
General Motors Financial Co., Inc.
1.20%, 10/15/2024	420,000	395,169
2.35%, 1/8/2031	890,000	695,622
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	392,000	387,754
		9,168,690
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc. 1.80%, 2/10/2031 (a)	205,000	162,405
Containers & Packaging — 0.2%
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	453,000	401,983
Packaging Corp. of America 3.00%, 12/15/2029	280,000	247,876
WRKCo, Inc. 4.90%, 3/15/2029	150,000	146,390
		796,249

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — 0.3%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	163,000	149,940
Safehold GL Holdings LLC 2.80%, 6/15/2031	682,000	532,058
WP Carey, Inc. 2.25%, 4/1/2033	893,000	667,494
		1,349,492
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 1.65%, 2/1/2028	781,000	676,334
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (a)	800,000	677,657
Sprint Capital Corp. 6.88%, 11/15/2028	155,000	165,705
Verizon Communications, Inc.
2.63%, 8/15/2026	793,000	744,545
1.68%, 10/30/2030	70,000	55,647
		2,319,888
Electric Utilities — 1.8%
American Electric Power Co., Inc. 2.03%, 3/15/2024	179,000	173,210
Arizona Public Service Co. 3.35%, 6/15/2024	322,000	314,736
Atlantic City Electric Co. 4.00%, 10/15/2028	20,000	19,330
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	10,000	9,451
Cleveland Electric Illuminating Co. (The)
5.50%, 8/15/2024	10,000	10,011
3.50%, 4/1/2028 (a)	386,000	360,341
4.55%, 11/15/2030 (a)	290,000	277,154
Connecticut Light and Power Co. (The) Series A, 3.20%, 3/15/2027	20,000	18,960
Duke Energy Carolinas LLC 6.45%, 10/15/2032	50,000	54,424
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	73,000	74,029
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (a)	421,000	337,180
2.78%, 1/7/2032 (a)	254,000	199,720
Edison International 3.55%, 11/15/2024	714,000	692,575
Entergy Arkansas LLC 3.05%, 6/1/2023	487,000	487,000
Evergy, Inc. 2.90%, 9/15/2029	218,000	192,521
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	864,000	803,403
Fortis, Inc. (Canada) 3.06%, 10/4/2026	421,000	392,907
Interstate Power and Light Co. 4.10%, 9/26/2028	30,000	28,847
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	251,000	216,957
Kentucky Utilities Co. 3.30%, 10/1/2025	200,000	191,027
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	200,000	166,131
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	640,000	616,786
NRG Energy, Inc. 2.45%, 12/2/2027 (a)	405,000	344,409
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	260,000	273,880
Pacific Gas and Electric Co.
2.95%, 3/1/2026	458,000	423,419
4.55%, 7/1/2030	778,999	709,944
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	256,000	235,110
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	848,000	814,418
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	285,000	210,602
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	10,000	9,569

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Virginia Electric and Power Co. Series A, 3.50%, 3/15/2027	10,000	9,569
Vistra Operations Co. LLC 4.88%, 5/13/2024 (a)	680,000	669,293
		9,336,913
Electrical Equipment — 0.0% ^
Eaton Corp. 3.10%, 9/15/2027	50,000	47,375
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	458,000	426,627
Energy Equipment & Services — 0.0% ^
Halliburton Co. 2.92%, 3/1/2030	200,000	176,942
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	39,000	36,973
		213,915
Entertainment — 0.1%
Walt Disney Co. (The) 7.43%, 10/1/2026	268,000	288,505
Financial Services — 0.3%
Global Payments, Inc.
2.15%, 1/15/2027	501,000	447,297
3.20%, 8/15/2029	200,000	174,666
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	490,000	422,605
Mitsubishi HC Capital, Inc. (Japan) 3.96%, 9/19/2023 (a)	420,000	417,354
Nationwide Building Society (United Kingdom) 4.85%, 7/27/2027 (a)	300,000	294,624
		1,756,546
Food Products — 0.2%
Cargill, Inc. 2.13%, 4/23/2030 (a)	250,000	211,300
General Mills, Inc. 4.95%, 3/29/2033	151,000	150,874
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89,000	87,702
Smithfield Foods, Inc. 5.20%, 4/1/2029 (a)	376,000	347,625
		797,501
Gas Utilities — 0.0% ^
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	50,000	48,045
ONE Gas, Inc. 2.00%, 5/15/2030	248,000	206,952
		254,997
Ground Transportation — 0.5%
ERAC USA Finance LLC 3.85%, 11/15/2024 (a)	416,000	406,822
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (a)	219,000	218,519
5.55%, 5/1/2028 (a)	818,000	808,075
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (a)	637,000	559,515
3.25%, 3/15/2032	508,000	387,921
		2,380,852
Health Care Equipment & Supplies — 0.0% ^
Abbott Laboratories 3.88%, 9/15/2025	40,000	39,373
Becton Dickinson & Co. 3.36%, 6/6/2024	46,000	45,030
		84,403

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — 0.4%
CommonSpirit Health
3.35%, 10/1/2029	455,000	405,374
2.78%, 10/1/2030	171,000	145,175
CVS Health Corp. 1.88%, 2/28/2031	281,000	224,318
HCA, Inc.
5.25%, 6/15/2026	20,000	19,860
4.13%, 6/15/2029	764,000	709,354
Humana, Inc. 3.95%, 3/15/2027	292,000	281,627
Quest Diagnostics, Inc.
2.95%, 6/30/2030	93,000	82,150
2.80%, 6/30/2031	287,000	247,440
UnitedHealth Group, Inc. 3.38%, 4/15/2027	20,000	19,210
		2,134,508
Health Care REITs — 0.4%
Healthcare Realty Holdings LP
3.10%, 2/15/2030	269,000	229,907
2.00%, 3/15/2031	429,000	328,746
Healthpeak OP LLC 2.13%, 12/1/2028	270,000	228,620
Physicians Realty LP 2.63%, 11/1/2031	409,000	320,017
Sabra Health Care LP 3.20%, 12/1/2031	440,000	325,246
Ventas Realty LP
3.50%, 2/1/2025	110,000	105,523
4.13%, 1/15/2026	45,000	43,200
3.25%, 10/15/2026	229,000	212,072
Welltower OP LLC 2.75%, 1/15/2032	404,000	326,751
		2,120,082
Hotels, Restaurants & Leisure — 0.1%
Expedia Group, Inc. 3.25%, 2/15/2030	755,000	653,701
Household Products — 0.0% ^
Kimberly-Clark Corp. 2.40%, 6/1/2023	20,000	20,000
Industrial REITs — 0.1%
Prologis LP 4.75%, 6/15/2033	407,000	398,010
Insurance — 0.9%
AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029 (a)	595,000	559,412
Assurant, Inc. 4.20%, 9/27/2023	23,000	22,797
Athene Global Funding 2.72%, 1/7/2029 (a)	711,000	586,417
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	258,000	247,047
CNA Financial Corp. 3.95%, 5/15/2024	439,000	430,221
CNO Global Funding
1.75%, 10/7/2026 (a)	531,000	473,662
2.65%, 1/6/2029 (a)	200,000	170,190
F&G Global Funding 2.30%, 4/11/2027 (a)	604,000	540,141
Guardian Life Global Funding 0.88%, 12/10/2025 (a)	512,000	457,488
Liberty Mutual Group, Inc. 4.25%, 6/15/2023 (a)	210,000	209,812
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	389,000	379,052
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	30,000	29,608

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Principal Financial Group, Inc.
3.10%, 11/15/2026	20,000	18,681
3.70%, 5/15/2029	30,000	27,806
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	650,000	677,619
		4,829,953
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	392,000	357,712
Media — 0.6%
Charter Communications Operating LLC 4.91%, 7/23/2025	814,000	800,457
Comcast Corp. 4.15%, 10/15/2028	544,000	530,634
Discovery Communications LLC 3.95%, 3/20/2028	652,000	603,990
Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285,000	277,483
Paramount Global 2.90%, 1/15/2027	469,000	416,697
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	346,000	383,910
		3,013,171
Metals & Mining — 0.2%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (a)	260,000	212,811
2.85%, 4/27/2031 (a)	350,000	287,658
Steel Dynamics, Inc. 1.65%, 10/15/2027	324,000	278,347
		778,816
Multi-Utilities — 0.2%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288,000	258,827
CMS Energy Corp. 2.95%, 2/15/2027	170,000	157,167
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	10,000	9,592
NiSource, Inc. 5.25%, 3/30/2028	166,000	167,233
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	176,134
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	369,000	292,056
Puget Energy, Inc. 2.38%, 6/15/2028	234,000	204,425
		1,265,434
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	483,000	417,215
Corporate Office Properties LP 2.00%, 1/15/2029	257,000	197,019
Kilroy Realty LP 2.65%, 11/15/2033	592,000	391,937
		1,006,171
Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	330,000	297,552
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	424,000	408,088
Cameron LNG LLC 2.90%, 7/15/2031 (a)	146,000	127,069
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	272,000	272,271
Coterra Energy, Inc. 3.90%, 5/15/2027	424,000	402,481
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	313,000	299,558
5.38%, 6/26/2026	295,000	280,434
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	399,000	405,748

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP
5.95%, 12/1/2025	446,000	450,076
5.50%, 6/1/2027	244,000	244,618
Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023 (a)	695,000	690,629
Enterprise Products Operating LLC 3.95%, 2/15/2027	392,000	382,639
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	1,116,000	896,484
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	312,000	287,651
3.45%, 10/15/2027 (a)	637,000	572,343
HF Sinclair Corp.
2.63%, 10/1/2023	95,000	93,875
5.88%, 4/1/2026	300,000	301,487
MPLX LP
4.13%, 3/1/2027	458,000	443,736
4.25%, 12/1/2027	118,000	113,494
5.00%, 3/1/2033	350,000	336,739
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	271,000	223,998
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	420,000	417,663
Phillips 66 2.15%, 12/15/2030	206,000	168,192
Pioneer Natural Resources Co. 1.13%, 1/15/2026	448,000	405,364
Plains All American Pipeline LP 4.65%, 10/15/2025	357,000	350,967
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	250,000	236,382
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	216,000	218,077
Targa Resources Partners LP 4.00%, 1/15/2032	153,000	131,164
		9,458,779
Passenger Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	106,999	103,632
Personal Care Products — 0.1%
Kenvue, Inc. 5.00%, 3/22/2030 (a)	428,000	436,427
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co. 3.40%, 7/26/2029	30,000	28,235
Merck & Co., Inc. 4.50%, 5/17/2033	200,000	199,563
Mylan, Inc. 4.55%, 4/15/2028	20,000	18,905
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	1,300,000	1,085,725
		1,332,428
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (a)	219,000	208,409
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	325,000	303,320
		511,729
Residential REITs — 0.2%
Essex Portfolio LP 1.65%, 1/15/2031	279,000	213,522
Mid-America Apartments LP 1.70%, 2/15/2031	187,000	148,259
UDR, Inc.
3.20%, 1/15/2030	260,000	229,107

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Residential REITs — continued
2.10%, 8/1/2032	266,000	203,596
2.10%, 6/15/2033	350,000	259,377
		1,053,861
Retail REITs — 0.4%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	375,000	360,326
2.25%, 4/1/2028	186,000	157,301
2.50%, 8/16/2031	140,000	108,985
NNN REIT, Inc.
3.60%, 12/15/2026	247,000	232,479
4.30%, 10/15/2028	370,000	346,724
Regency Centers LP 3.70%, 6/15/2030	350,000	314,914
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	350,000	337,873
SITE Centers Corp. 3.63%, 2/1/2025	100,000	94,206
		1,952,808
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc. 4.11%, 9/15/2028	792,000	752,341
Marvell Technology, Inc. 2.95%, 4/15/2031	422,000	353,715
Microchip Technology, Inc. 0.97%, 2/15/2024	546,000	527,234
NXP BV (China) 2.50%, 5/11/2031	658,000	534,131
		2,167,421
Software — 0.2%
Oracle Corp.
2.65%, 7/15/2026	60,000	55,961
4.50%, 5/6/2028	295,000	288,119
2.88%, 3/25/2031	502,000	426,801
6.50%, 4/15/2038	50,000	53,428
Roper Technologies, Inc. 3.80%, 12/15/2026	427,000	410,482
		1,234,791
Specialized REITs — 0.7%
American Tower Corp. 1.45%, 9/15/2026	1,378,000	1,219,856
Crown Castle, Inc. 4.45%, 2/15/2026	578,000	567,757
Equinix, Inc. 2.90%, 11/18/2026	605,000	557,956
Extra Space Storage LP 2.35%, 3/15/2032	467,000	366,402
Life Storage LP 2.20%, 10/15/2030	510,000	411,072
Public Storage 2.25%, 11/9/2031	255,000	209,805
		3,332,848
Specialty Retail — 0.2%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	460,000	390,250
AutoZone, Inc. 1.65%, 1/15/2031	265,000	209,009
Home Depot, Inc. (The) 2.95%, 6/15/2029	50,000	45,985
Lowe's Cos., Inc.
3.75%, 4/1/2032	20,000	18,145

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
5.15%, 7/1/2033	200,000	199,539
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	203,000	193,784
		1,056,712
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
4.90%, 10/1/2026	434,000	431,133
5.30%, 10/1/2029	232,000	231,113
		662,246
Tobacco — 0.3%
Altria Group, Inc. 2.45%, 2/4/2032	532,000	416,567
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	200,000	194,122
2.26%, 3/25/2028	816,000	701,137
		1,311,826
Trading Companies & Distributors — 0.5%
Air Lease Corp.
3.00%, 9/15/2023	1,063,000	1,055,047
1.88%, 8/15/2026	504,000	445,254
3.63%, 4/1/2027	757,000	700,049
Aviation Capital Group LLC 5.50%, 12/15/2024 (a)	422,000	413,860
BOC Aviation Ltd. (China) 3.50%, 10/10/2024 (a)	200,000	193,975
		2,808,185
Water Utilities — 0.0% ^
American Water Capital Corp. 3.85%, 3/1/2024	20,000	19,723
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032 (a)	474,000	418,886
T-Mobile USA, Inc.
4.95%, 3/15/2028	440,000	438,365
3.88%, 4/15/2030	684,000	634,614
		1,491,865
Total Corporate Bonds (Cost $143,981,007)		129,577,909
U.S. Treasury Obligations — 17.9%
U.S. Treasury Inflation Indexed Notes
0.25%, 1/15/2025 (e)	33,393,067	32,164,307
0.63%, 1/15/2026	2,471,984	2,381,192
0.13%, 4/15/2027	27,662,007	25,898,554
0.38%, 7/15/2027	16,888,526	16,013,918
0.63%, 7/15/2032	14,579,221	13,567,645
U.S. Treasury Notes 0.25%, 8/31/2025	1,531,800	1,400,340
Total U.S. Treasury Obligations (Cost $94,401,221)		91,425,956
Mortgage-Backed Securities — 17.5%
FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	23	23

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	21,068	21,076
Pool # C91802, 3.50%, 1/1/2035	2,089,941	1,995,351
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	98,607	98,790
Pool # A57681, 6.00%, 12/1/2036	614	640
Pool # G06493, 4.50%, 5/1/2041	412,408	410,620
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,000,000	869,703
Pool # U90690, 3.50%, 6/1/2042	426,576	400,033
FHLMC UMBS, 30 Year
Pool # ZM6956, 4.50%, 6/1/2048	883,520	870,781
Pool # RA5276, 2.50%, 5/1/2051	4,119,811	3,534,485
Pool # QC3244, 3.00%, 6/1/2051	2,565,362	2,283,688
Pool # QC7410, 2.50%, 9/1/2051	1,601,456	1,382,552
Pool # RA5906, 2.50%, 9/1/2051	1,455,831	1,255,743
Pool # RA6702, 3.00%, 2/1/2052	3,660,289	3,267,163
Pool # RA7937, 5.00%, 9/1/2052	3,834,380	3,781,136
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	55	55
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	353,863	340,859
Pool # AP9584, 3.00%, 10/1/2032	1,687,028	1,577,031
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	155,124	159,934
Pool # 735503, 6.00%, 4/1/2035	39,984	41,531
Pool # 888460, 6.50%, 10/1/2036	256,111	270,172
Pool # 888890, 6.50%, 10/1/2037	5,650	5,975
Pool # 949320, 7.00%, 10/1/2037	20,181	20,127
Pool # 995149, 6.50%, 10/1/2038	12,839	13,389
Pool # 994410, 7.00%, 11/1/2038	129,066	134,243
Pool # AD9151, 5.00%, 8/1/2040	206,897	209,102
Pool # AE0681, 4.50%, 12/1/2040	486,860	484,192
Pool # BM3500, 4.00%, 9/1/2047	849,598	826,869
Pool # BM3499, 4.00%, 12/1/2047	1,042,449	996,428
Pool # BE8354, 4.00%, 3/1/2048	422,710	404,177
Pool # CB1878, 3.00%, 10/1/2051	2,905,737	2,585,594
Pool # CB2637, 2.50%, 1/1/2052	2,444,073	2,096,255
Pool # CB2670, 3.00%, 1/1/2052	2,274,308	2,019,871
Pool # FS0882, 2.50%, 3/1/2052	925,169	798,528
Pool # CB3629, 4.00%, 5/1/2052	4,756,167	4,495,318
FNMA, Other
Pool # AM4716, 3.38%, 12/1/2023	1,358,751	1,337,117
Pool # AM8674, 2.81%, 4/1/2025	2,200,000	2,115,134
Pool # AM8846, 2.68%, 5/1/2025	1,779,140	1,706,119
Pool # AN1413, 2.49%, 5/1/2026	789,105	743,122
Pool # AN1497, 2.61%, 6/1/2026	860,000	811,724
Pool # AN1243, 2.64%, 6/1/2026	1,600,000	1,511,584
Pool # AN1247, 2.64%, 6/1/2026	1,576,000	1,489,176
Pool # AN6732, 2.83%, 5/1/2027	1,183,253	1,110,265

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AN7338, 3.06%, 11/1/2027	958,197	905,661
Pool # AN7943, 3.10%, 1/1/2028	2,400,411	2,266,506
Pool # AN1161, 3.05%, 4/1/2028	945,248	886,689
Pool # BS8224, 4.10%, 5/1/2028	3,775,000	3,740,642
Pool # AN9486, 3.57%, 6/1/2028	3,716,000	3,574,705
Pool # AN2069, 2.35%, 8/1/2028	1,393,568	1,266,200
Pool # BL0907, 3.88%, 12/1/2028	700,000	682,498
Pool # BM4162, 3.12%, 10/1/2029 (f)	128,525	120,842
Pool # BL4333, 2.52%, 11/1/2029	1,146,771	1,029,116
Pool # BS8252, 4.36%, 4/1/2030	3,495,000	3,460,852
Pool # BM7037, 1.75%, 3/1/2032 (f)	999,527	818,756
Pool # BS5117, 2.58%, 3/1/2032	2,393,690	2,061,011
Pool # BS8503, 4.62%, 5/1/2033	1,000,000	1,012,410
Pool # BS2933, 1.82%, 9/1/2033	3,400,000	2,665,484
Pool # MA1125, 4.00%, 7/1/2042	558,263	538,517
Pool # MA1437, 3.50%, 5/1/2043	776,993	728,728
Pool # MA1463, 3.50%, 6/1/2043	741,896	695,634
Pool # BF0669, 4.00%, 6/1/2052	2,368,274	2,295,610
Pool # BF0230, 5.50%, 1/1/2058	3,297,410	3,398,004
Pool # BM6734, 4.00%, 8/1/2059	3,907,634	3,711,050
Pool # BF0497, 3.00%, 7/1/2060	1,867,601	1,607,115
Pool # BF0546, 2.50%, 7/1/2061	889,752	736,085
Pool # BF0617, 2.50%, 3/1/2062	2,171,438	1,792,369
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	65,428	68,624
Pool # BA7567, 4.50%, 5/20/2048	691,003	669,694
Pool # BI0416, 4.50%, 11/20/2048	78,415	76,742
Pool # BM9692, 4.50%, 7/20/2049	324,563	316,250
Total Mortgage-Backed Securities (Cost $94,475,103)		89,601,469
Asset-Backed Securities — 16.2%
ACM Auto Trust Series 2023-1A, Class A, 6.61%, 1/22/2030 (a)	256,733	256,300
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	275,093	258,061
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	380,182	335,844
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	1,966,000	1,732,092
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	76,702	67,705
Series 2021-1, Class B, 3.95%, 7/11/2030	1,062,915	929,754
American Credit Acceptance Receivables Trust
Series 2022-2, Class A, 2.66%, 2/13/2026 (a)	115,704	115,422
Series 2023-2, Class A, 5.89%, 10/13/2026 (a)	427,000	425,903
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	799,000	791,507
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class A3, 0.37%, 8/18/2025	314,975	311,093
Series 2020-3, Class B, 0.76%, 12/18/2025	740,000	718,958
Series 2021-2, Class B, 0.69%, 1/19/2027	704,000	663,822
AMSR Trust
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	2,019,000	1,832,537

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	526,971	477,139
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (a)	1,114,965	1,066,581
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	710,000	663,424
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	146,683	138,718
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	1,029,774	988,159
CarMax Auto Owner Trust
Series 2020-1, Class A3, 1.89%, 12/16/2024	99,956	99,288
Series 2020-3, Class A3, 0.62%, 3/17/2025	125,254	123,843
Series 2021-1, Class A3, 0.34%, 12/15/2025	1,344,843	1,303,231
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	1,230,000	1,170,160
Series 2023-N1, Class A, 6.36%, 4/12/2027 (a)	966,561	963,921
Series 2022-P3, Class A3, 4.61%, 11/10/2027	245,000	238,719
Series 2021-P4, Class A4, 1.64%, 12/10/2027	2,700,000	2,418,717
CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025 (a)	92,301	91,544
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	164,628	155,281
Series 2022-1, Class A, 4.74%, 6/17/2055 (a) (f)	537,155	526,971
CPS Auto Receivables Trust
Series 2023-A, Class C, 5.54%, 4/16/2029 (a)	651,000	644,154
Series 2022-C, Class B, 4.88%, 4/15/2030 (a)	2,200,000	2,165,561
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	40,388	40,312
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	732,378	724,649
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	977,919	956,618
Series 2021-3A, Class A, 1.00%, 5/15/2030 (a)	695,000	676,191
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	2,100,000	2,146,152
Drive Auto Receivables Trust Series 2021-3, Class B, 1.11%, 5/15/2026	356,106	351,130
DT Auto Owner Trust
Series 2022-2A, Class A, 2.88%, 6/15/2026 (a)	578,953	571,518
Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	1,292,000	1,227,647
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	760,000	699,055
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	1,798,000	1,781,275
Series 2023-2A, Class B, 5.41%, 2/15/2029 (a)	756,000	750,154
Exeter Automobile Receivables Trust
Series 2022-3A, Class A3, 4.21%, 1/15/2026	378,758	377,014
Series 2022-5A, Class B, 5.97%, 3/15/2027	1,392,000	1,388,342
Series 2022-4A, Class C, 4.92%, 12/15/2028	1,076,000	1,054,023
Series 2023-1A, Class D, 6.69%, 6/15/2029	243,000	244,975
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	629,000	626,587
First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026 (a)	16,915	16,848
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	1,064,335	963,340
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	600,000	511,273
Series 2021-SFR2, Class D, 2.06%, 9/17/2038 (a)	2,900,000	2,510,837
Flagship Credit Auto Trust
Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	145,061	143,902
Series 2021-4, Class A, 0.81%, 7/17/2026 (a)	538,740	523,142

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-1, Class A, 1.79%, 10/15/2026 (a)	1,156,669	1,123,317
Series 2023-1, Class A2, 5.38%, 12/15/2026 (a)	183,000	181,718
Series 2023-2, Class A2, 5.76%, 4/15/2027 (a)	1,300,000	1,295,803
Series 2023-1, Class C, 5.43%, 5/15/2029 (a)	1,800,000	1,785,565
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	2,118,000	1,854,436
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class A, 0.84%, 7/15/2025 (a)	283,112	280,733
Series 2021-2A, Class B, 0.77%, 9/15/2025 (a)	107,306	106,629
Series 2021-3A, Class C, 1.11%, 9/15/2026 (a)	815,000	770,429
GM Financial Automobile Leasing Trust Series 2021-1, Class A4, 0.33%, 2/20/2025	399,616	398,470
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A3, 1.84%, 9/16/2024	19,530	19,497
Series 2021-1, Class A3, 0.35%, 10/16/2025	221,157	214,983
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	127,401	113,813
Hertz Vehicle Financing III LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (a)	922,000	859,148
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	1,160,548	1,077,287
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (a)	1,063,000	1,063,474
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (a)	177,000	173,408
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	882,094	885,575
Mercedes-Benz Auto Lease Trust Series 2021-A, Class A3, 0.25%, 1/16/2024	12,150	12,124
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (a)	797,084	711,295
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	151,748	137,704
Octane Receivables Trust Series 2020-1A, Class A, 1.71%, 2/20/2025 (a)	121,077	120,407
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (a)	1,534,000	1,530,879
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (d)	776,918	724,538
Progress Residential Trust
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (a)	785,000	711,452
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (a)	350,000	307,082
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	1,144,000	975,171
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (a)	1,995,577	1,701,248
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (a)	1,255,000	1,193,211
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (a)	1,048,000	828,037
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (a)	156,687	154,773
Santander Drive Auto Receivables Trust
Series 2021-3, Class B, 0.60%, 12/15/2025	153,519	153,181
Series 2021-2, Class C, 0.90%, 6/15/2026	667,617	657,286
Series 2022-5, Class B, 4.43%, 3/15/2027	562,000	550,679
Series 2023-1, Class B, 4.98%, 2/15/2028	440,000	435,532
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (a)	611,000	585,701
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	1,780,000	1,808,400
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (a)	102,065	100,042
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	110,985	98,357
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	214,792	192,395
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	183,743	182,059
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A3, 1.66%, 5/15/2024	1,145	1,143
Series 2021-A, Class A3, 0.26%, 5/15/2025	741,891	721,548
Series 2020-C, Class A4, 0.57%, 10/15/2025	532,000	511,186

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	754,504	680,431
Series 2016-2, Class AA, 2.88%, 10/7/2028	753,943	666,055
Series 2018-1, Class AA, 3.50%, 3/1/2030	495,697	446,709
Series 2018-1, Class A, 3.70%, 3/1/2030	829,038	723,379
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	380,202	373,015
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (d)	418,410	384,690
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (d)	856,556	787,443
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (d)	762,601	702,900
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (d)	783,707	713,734
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (d)	1,078,282	999,634
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (d)	619,053	566,128
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (d)	1,054,599	995,198
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (d)	1,306,572	1,201,586
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (a)	875,242	825,231
Westlake Automobile Receivables Trust
Series 2021-3A, Class A3, 0.95%, 6/16/2025 (a)	498,823	491,832
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (a)	2,196,000	2,187,002
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	806,000	745,334
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (a)	450,000	447,055
Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	180,000	179,404
World Omni Auto Receivables Trust
Series 2021-A, Class A3, 0.30%, 1/15/2026	851,312	823,403
Series 2021-C, Class A3, 0.44%, 8/17/2026	675,672	647,942
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	8,789	8,775
Total Asset-Backed Securities (Cost $87,256,967)		82,865,988
Collateralized Mortgage Obligations — 9.9%
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	414	244
Citigroup Mortgage Loan Trust Series 2004-HYB4, Class WA, 4.25%, 12/25/2034 (f)	9,451	9,021
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4, 5.25%, 9/25/2033	3,954	3,734
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	740	736
CSMC Trust Series 2022-JR1, Class A1, 4.27%, 10/25/2066 ‡ (a) (d)	909,875	868,673
FHLMC, REMIC
Series 1578, Class K, 6.90%, 9/15/2023	187	187
Series 2685, Class DT, 5.00%, 10/15/2023	8,856	8,818
Series 2687, Class JH, 5.00%, 10/15/2023	2,454	2,443
Series 2701, Class AC, 5.00%, 11/15/2023	23,662	23,537
Series 3521, Class B, 4.00%, 4/15/2024	33,303	32,894
Series 3544, Class BC, 4.00%, 6/15/2024	3,078	3,043
Series 3546, Class NB, 4.00%, 6/15/2024	153,925	152,261
Series 3562, Class JC, 4.00%, 8/15/2024	92,272	91,113
Series 3563, Class BD, 4.00%, 8/15/2024	55,532	54,903
Series 3571, Class MY, 4.00%, 9/15/2024	24,143	23,843
Series 3575, Class EB, 4.00%, 9/15/2024	51,634	50,948
Series 3577, Class B, 4.00%, 9/15/2024	105,266	103,924
Series 3578, Class KB, 4.00%, 9/15/2024	13,991	13,810
Series 2989, Class TG, 5.00%, 6/15/2025	83,405	82,670
Series 2988, Class TY, 5.50%, 6/15/2025	4,495	4,449

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3816, Class HA, 3.50%, 11/15/2025	484,060	472,003
Series 3087, Class KX, 5.50%, 12/15/2025	12,853	12,704
Series 3787, Class AY, 3.50%, 1/15/2026	175,733	171,460
Series 3794, Class LB, 3.50%, 1/15/2026	138,193	134,820
Series 3102, Class CE, 5.50%, 1/15/2026	111,614	110,490
Series 3123, Class HT, 5.00%, 3/15/2026	19,162	18,880
Series 3121, Class JD, 5.50%, 3/15/2026	6,300	6,230
Series 3150, Class EQ, 5.00%, 5/15/2026	51,638	51,117
Series 3898, Class KH, 3.50%, 6/15/2026	228,963	222,948
Series 3885, Class AC, 4.00%, 6/15/2026	72,572	71,576
Series 3911, Class B, 3.50%, 8/15/2026	225,102	219,248
Series 3959, Class PB, 3.00%, 11/15/2026	1,355,802	1,309,514
Series 4337, Class VJ, 3.50%, 6/15/2027	58,593	58,453
Series 3337, Class MD, 5.50%, 6/15/2027	16,561	16,535
Series 2110, Class PG, 6.00%, 1/15/2029	43,773	44,261
Series 3563, Class LB, 4.00%, 8/15/2029	7,001	6,838
Series 3653, Class B, 4.50%, 4/15/2030	62,480	61,835
Series 3824, Class EY, 3.50%, 3/15/2031	161,833	156,299
Series 2525, Class AM, 4.50%, 4/15/2032	331,128	326,362
Series 2441, Class GF, 6.50%, 4/15/2032	11,215	11,634
Series 2436, Class MC, 7.00%, 4/15/2032	6,120	6,289
Series 2760, Class KT, 4.50%, 9/15/2032	44,036	43,078
Series 2505, Class D, 5.50%, 9/15/2032	47,482	48,134
Series 2544, Class KE, 5.50%, 12/15/2032	31,622	32,163
Series 2557, Class HL, 5.30%, 1/15/2033	78,235	78,826
Series 2575, Class PE, 5.50%, 2/15/2033	23,627	24,062
Series 2586, Class WG, 4.00%, 3/15/2033	98,849	96,592
Series 2596, Class QD, 4.00%, 3/15/2033	87,233	84,561
Series 2621, Class QH, 5.00%, 5/15/2033	99,650	99,781
Series 2624, Class QH, 5.00%, 6/15/2033	118,079	118,252
Series 2648, Class BK, 5.00%, 7/15/2033	10,795	10,852
Series 4238, Class UY, 3.00%, 8/15/2033	2,400,130	2,266,796
Series 2673, Class PE, 5.50%, 9/15/2033	194,742	198,506
Series 2696, Class DG, 5.50%, 10/15/2033	171,313	174,625
Series 2725, Class TA, 4.50%, 12/15/2033	284,000	280,594
Series 2733, Class ME, 5.00%, 1/15/2034	169,719	170,072
Series 2768, Class PK, 5.00%, 3/15/2034	156,768	154,570
Series 2934, Class KG, 5.00%, 2/15/2035	123,774	124,320
Series 3077, Class TO, PO, 4/15/2035	3,807	3,668
Series 2960, Class JH, 5.50%, 4/15/2035	359,488	365,973
Series 3082, Class PW, 5.50%, 12/15/2035	25,351	25,972
Series 3084, Class BH, 5.50%, 12/15/2035	531,375	544,838
Series 3098, Class KG, 5.50%, 1/15/2036	547,822	562,371
Series 3136, Class CO, PO, 4/15/2036	11,156	9,618
Series 3145, Class AJ, 5.50%, 4/15/2036	20,133	20,681
Series 3819, Class ZQ, 6.00%, 4/15/2036	368,992	383,577
Series 3200, PO, 8/15/2036	41,344	33,756
Series 3270, Class AT, 5.50%, 1/15/2037	14,729	15,095
Series 3272, Class PA, 6.00%, 2/15/2037	3,922	4,124

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3348, Class HT, 6.00%, 7/15/2037	36,278	38,247
Series 3501, Class A, 4.50%, 1/15/2039	90,999	87,706
Series 3508, Class PK, 4.00%, 2/15/2039	2,324	2,207
Series 3513, Class A, 4.50%, 2/15/2039	8,869	8,607
Series 3653, Class HJ, 5.00%, 4/15/2040	408,564	411,349
Series 3677, Class KB, 4.50%, 5/15/2040	718,985	704,256
Series 3677, Class PB, 4.50%, 5/15/2040	355,444	347,320
Series 3715, Class PC, 4.50%, 8/15/2040	120,333	117,900
Series 3955, Class HB, 3.00%, 12/15/2040	71,215	68,452
Series 3828, Class PU, 4.50%, 3/15/2041	40,481	40,073
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	133,714	136,708
Series 3956, Class EB, 3.25%, 11/15/2041	732,298	682,765
Series 3963, Class JB, 4.50%, 11/15/2041	1,140,138	1,118,554
Series 4026, Class MQ, 4.00%, 4/15/2042	42,331	39,830
Series 4616, Class HP, 3.00%, 9/15/2046	1,027,548	943,561
Series 3688, Class GT, 7.55%, 11/15/2046 (f)	20,519	22,058
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	451,858	426,931
FNMA, Other Series 2009-62, Class HJ, 6.00%, 5/25/2039	11,799	11,740
FNMA, REMIC
Series 2003-48, Class TC, 5.00%, 6/25/2023	32	32
Series 2003-55, Class HY, 5.00%, 6/25/2023	27	27
Series 2006-22, Class CE, 4.50%, 8/25/2023	1,480	1,472
Series 2004-44, Class KT, 6.00%, 6/25/2024	702	698
Series 2004-53, Class NC, 5.50%, 7/25/2024	864	856
Series 2004-70, Class EB, 5.00%, 10/25/2024	1,759	1,747
Series 2010-49, Class KB, 4.00%, 5/25/2025	85,149	83,876
Series 2010-41, Class DC, 4.50%, 5/25/2025	3,660	3,599
Series 1997-57, Class PN, 5.00%, 9/18/2027	43,461	42,810
Series 2009-39, Class LB, 4.50%, 6/25/2029	46,530	45,446
Series 2009-96, Class DB, 4.00%, 11/25/2029	54,358	52,936
Series 2010-28, Class DE, 5.00%, 4/25/2030	157,534	155,924
Series 2001-63, Class TC, 6.00%, 12/25/2031	32,989	33,903
Series 2001-81, Class HE, 6.50%, 1/25/2032	80,342	82,907
Series 2002-75, Class GB, 5.50%, 11/25/2032	38,641	37,897
Series 2011-39, Class ZA, 6.00%, 11/25/2032	331,255	339,345
Series 2002-85, Class PE, 5.50%, 12/25/2032	27,324	27,751
Series 2003-21, Class OU, 5.50%, 3/25/2033	22,475	22,859
Series 2003-26, Class EB, 3.50%, 4/25/2033	521,170	491,311
Series 2003-23, Class CH, 5.00%, 4/25/2033	20,405	20,391
Series 2003-63, Class YB, 5.00%, 7/25/2033	74,896	74,873
Series 2003-69, Class N, 5.00%, 7/25/2033	133,628	133,679
Series 2003-80, Class QG, 5.00%, 8/25/2033	185,322	185,226
Series 2003-85, Class QD, 5.50%, 9/25/2033	75,870	77,194
Series 2003-94, Class CE, 5.00%, 10/25/2033	11,199	11,041
Series 2005-5, Class CK, 5.00%, 1/25/2035	115,583	113,869
Series 2005-29, Class WC, 4.75%, 4/25/2035	199,345	195,476
Series 2005-48, Class TD, 5.50%, 6/25/2035	183,170	187,543
Series 2005-53, Class MJ, 5.50%, 6/25/2035	180,238	184,189
Series 2005-58, Class EP, 5.50%, 7/25/2035	12,429	12,604

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-68, Class BE, 5.25%, 8/25/2035	203,527	202,140
Series 2005-68, Class PG, 5.50%, 8/25/2035	71,201	71,806
Series 2005-102, Class PG, 5.00%, 11/25/2035	237,921	238,415
Series 2005-110, Class GL, 5.50%, 12/25/2035	300,193	307,476
Series 2006-49, Class PA, 6.00%, 6/25/2036	32,888	34,166
Series 2009-19, Class PW, 4.50%, 10/25/2036	192,600	188,331
Series 2006-114, Class HE, 5.50%, 12/25/2036	227,795	232,690
Series 2007-33, Class HE, 5.50%, 4/25/2037	16,159	16,599
Series 2007-65, Class KI, IF, IO, 1.48%, 7/25/2037 (f)	4,025	382
Series 2007-71, Class KP, 5.50%, 7/25/2037	14,427	14,130
Series 2007-71, Class GB, 6.00%, 7/25/2037	131,385	137,952
Series 2009-86, Class OT, PO, 10/25/2037	24,444	20,021
Series 2008-72, Class BX, 5.50%, 8/25/2038	11,581	11,825
Series 2008-74, Class B, 5.50%, 9/25/2038	4,920	5,033
Series 2009-37, Class KI, IF, IO, 0.86%, 6/25/2039 (f)	2,823	148
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	7,560	1,391
Series 2009-92, Class AD, 6.00%, 11/25/2039	334,218	334,395
Series 2009-112, Class ST, IF, IO, 1.11%, 1/25/2040 (f)	55,485	4,687
Series 2010-22, Class PE, 5.00%, 3/25/2040	1,186,129	1,192,765
Series 2010-35, Class SB, IF, IO, 1.28%, 4/25/2040 (f)	20,110	1,501
Series 2010-37, Class CY, 5.00%, 4/25/2040	704,277	705,026
Series 2010-54, Class EA, 4.50%, 6/25/2040	22,450	21,956
Series 2010-64, Class DM, 5.00%, 6/25/2040	3,211	3,210
Series 2010-71, Class HJ, 5.50%, 7/25/2040	76,453	78,823
Series 2010-123, Class BP, 4.50%, 11/25/2040	1,743,818	1,713,218
Series 2011-41, Class KL, 4.00%, 5/25/2041	893,701	846,414
Series 2011-50, Class LP, 4.00%, 6/25/2041	398,994	382,041
Series 2012-137, Class CF, 5.44%, 8/25/2041 (f)	94,284	93,563
Series 2012-103, Class DA, 3.50%, 10/25/2041	14,454	14,036
Series 2012-14, Class DE, 3.50%, 3/25/2042	591,338	558,343
Series 2012-139, Class JA, 3.50%, 12/25/2042	296,859	280,531
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,236,637
Series 2019-65, Class PA, 2.50%, 5/25/2048	226,531	204,546
Series 2009-96, Class CB, 4.00%, 11/25/2049	15,175	14,376
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,581,330	2,448,495
FNMA, STRIPS
Series 293, Class 1, PO, 12/25/2024	1,163	1,148
Series 314, Class 1, PO, 7/25/2031	24,473	21,836
GNMA
Series 2003-29, Class PD, 5.50%, 4/16/2033	148,796	147,911
Series 2003-65, Class AP, 5.50%, 8/20/2033	50,821	51,071
Series 2003-77, Class TK, 5.00%, 9/16/2033	203,896	202,016
Series 2004-16, Class GC, 5.50%, 2/20/2034	538,345	541,532
Series 2004-54, Class BG, 5.50%, 7/20/2034	11,325	11,373
Series 2004-93, Class PD, 5.00%, 11/16/2034	312,023	307,160
Series 2004-101, Class BE, 5.00%, 11/20/2034	269,253	268,509
Series 2005-11, Class PL, 5.00%, 2/20/2035	125,796	126,216
Series 2005-26, Class XY, 5.50%, 3/20/2035	495,659	502,283
Series 2005-33, Class AY, 5.50%, 4/16/2035	128,366	128,862

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-49, Class B, 5.50%, 6/20/2035	42,346	42,945
Series 2005-51, Class DC, 5.00%, 7/20/2035	101,658	103,070
Series 2005-56, Class BD, 5.00%, 7/20/2035	15,739	15,705
Series 2006-7, Class ND, 5.50%, 8/20/2035	15,863	15,962
Series 2007-37, Class LB, 5.50%, 6/16/2037	128,411	129,604
Series 2007-79, Class BL, 5.75%, 8/20/2037	89,073	89,327
Series 2009-106, Class ST, IF, IO, 0.85%, 2/20/2038 (f)	85,136	3,836
Series 2008-7, Class PQ, 5.00%, 2/20/2038	265,762	261,846
Series 2008-9, Class PW, 5.25%, 2/20/2038	278,713	278,801
Series 2008-23, Class YA, 5.25%, 3/20/2038	65,553	64,988
Series 2008-35, Class NF, 5.00%, 4/20/2038	66,715	66,414
Series 2008-34, Class PG, 5.25%, 4/20/2038	77,552	77,855
Series 2008-33, Class PB, 5.50%, 4/20/2038	224,875	227,844
Series 2008-38, Class BG, 5.00%, 5/16/2038	376,084	376,192
Series 2008-43, Class NB, 5.50%, 5/20/2038	112,915	113,883
Series 2008-56, Class PX, 5.50%, 6/20/2038	218,806	216,448
Series 2008-58, Class PE, 5.50%, 7/16/2038	587,337	593,646
Series 2008-62, Class SA, IF, IO, 1.00%, 7/20/2038 (f)	1,661	22
Series 2008-76, Class US, IF, IO, 0.75%, 9/20/2038 (f)	48,229	1,404
Series 2011-97, Class WA, 6.12%, 11/20/2038 (f)	461,864	477,974
Series 2008-95, Class DS, IF, IO, 2.15%, 12/20/2038 (f)	45,409	1,787
Series 2009-14, Class AG, 4.50%, 3/20/2039	78,315	77,278
Series 2009-72, Class SM, IF, IO, 1.14%, 8/16/2039 (f)	106,908	6,447
Series 2009-61, Class AP, 4.00%, 8/20/2039	8,203	8,020
Series 2010-130, Class BD, 4.00%, 12/20/2039	234,459	230,144
Series 2010-157, Class OP, PO, 12/20/2040	75,538	63,333
Series 2014-H11, Class VA, 5.36%, 6/20/2064 (f)	986,155	976,863
Series 2015-H20, Class FA, 5.33%, 8/20/2065 (f)	1,425,728	1,412,949
Series 2015-H26, Class FG, 5.38%, 10/20/2065 (f)	996,572	984,183
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	44,330	43,490
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.19%, 11/25/2033 (f)	80,555	77,464
Series 2007-A1, Class 5A5, 4.05%, 7/25/2035 (f)	20,993	20,473
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.58%, 4/21/2034 (f)	32,573	30,884
MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	23,777	23,101
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 5.78%, 10/25/2028 (f)	33,704	31,433
Series 2004-B, Class A1, 5.64%, 5/25/2029 (f)	46,278	44,372
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (f)	18,804	18,452
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7,082	6,901
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (d)	646,294	600,457
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,455,208	1,372,437
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,426,954	1,343,378
Series 2017-4, Class MT, 3.50%, 6/25/2057	353,636	321,388
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,487,393	1,414,595
Series 2019-3, Class M55D, 4.00%, 10/25/2058	335,668	319,298
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,430,083	3,143,245
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	402,533	384,418

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Sequoia Mortgage Trust Series 2004-11, Class A1, 5.75%, 12/20/2034 (f)	141,324	126,862
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 5.83%, 1/19/2034 (f)	76,592	72,202
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 3.75%, 12/25/2044 (f)	97,836	90,895
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	279,034	280,335
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 4.22%, 10/25/2033 (f)	59,875	55,538
Total Collateralized Mortgage Obligations (Cost $54,151,911)		50,493,322
Commercial Mortgage-Backed Securities — 8.7%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (f)	1,162,000	1,005,130
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	1,400,000	1,308,572
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	1,500,000	1,351,707
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K034, Class A2, 3.53%, 7/25/2023 (f)	149,752	148,989
Series K036, Class A2, 3.53%, 10/25/2023 (f)	110,994	110,116
Series K038, Class A2, 3.39%, 3/25/2024	11,073	10,886
Series J22F, Class A2, 4.09%, 9/25/2024	106,472	105,046
Series KL3L, Class ALNZ, 3.32%, 4/25/2025 (f)	2,000,000	1,928,911
Series KLU2, Class A7, 2.23%, 9/25/2025 (f)	334,333	313,748
Series K058, Class A1, 2.34%, 7/25/2026	24,698	23,648
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	2,877,294
Series K072, Class A2, 3.44%, 12/25/2027	473,000	456,147
Series K081, Class A1, 3.88%, 2/25/2028	7,930	7,765
Series K083, Class A2, 4.05%, 9/25/2028 (f)	594,000	587,649
Series K145, Class AM, 2.58%, 6/25/2055	880,000	758,881
FNMA ACES
Series 2014-M1, Class A2, 2.90%, 7/25/2023 (f)	190,117	188,983
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (f)	2,183,761	2,152,413
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	483,106	474,985
Series 2014-M8, Class A2, 3.06%, 6/25/2024 (f)	2,277,426	2,211,902
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (f)	932,083	903,921
Series 2016-M6, Class A2, 2.49%, 5/25/2026	694,596	654,825
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	958,769	912,963
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	1,248,549	1,186,273
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (f)	2,757,799	2,597,193
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (f)	359,494	338,225
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (f)	3,224,543	3,014,421
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (f)	1,848,018	1,746,079
Series 2018-M9, Class APT2, 3.11%, 4/25/2028 (f)	2,972,446	2,807,852
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (f)	382,167	370,382
Series 2017-M5, Class A2, 3.07%, 4/25/2029 (f)	2,476,393	2,324,643
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (f)	1,211,442	1,120,780
Series 2020-M50, Class A1, 0.67%, 10/25/2030	282	281
Series 2020-M50, Class A2, 1.20%, 10/25/2030	415,000	368,551
Series 2020-M50, Class X1, IO, 1.83%, 10/25/2030 (f)	5,710,267	388,073
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (f)	1,517,000	1,208,240
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (f)	5,000,000	4,056,039
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	29,488	27,758
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (f)	343,146	29,543
FREMF Mortgage Trust Series 2015-K44, Class B, 3.72%, 1/25/2048 (a) (f)	1,500,000	1,444,834

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 ‡ (a)	1,958,000	1,476,731
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	300,000	274,659
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	1,770,000	1,435,645
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	27,444	25,686
Total Commercial Mortgage-Backed Securities (Cost $48,027,425)		44,736,369
U.S. Government Agency Securities — 2.1%
FNMA 0.50%, 6/17/2025 (Cost $11,578,258)	11,566,000	10,680,069
Foreign Government Securities — 0.3%
Republic of Colombia 7.38%, 9/18/2037	300,000	277,931
Republic of Panama 3.16%, 1/23/2030	200,000	175,725
United Mexican States
4.13%, 1/21/2026	332,000	325,526
2.66%, 5/24/2031	1,000,000	830,813
Total Foreign Government Securities (Cost $1,859,413)		1,609,995
	SHARES
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.21% (g) (h) (Cost $9,545,927)	9,544,733	9,546,642
Total Investments — 99.8% (Cost $545,277,232)		510,537,719
Other Assets Less Liabilities — 0.2%		1,102,063
NET ASSETS — 100.0%		511,639,782

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $2,710,580 or 0.53% of the Fund’s net
assets as of May 31, 2023.

(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(e)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2023.
Futures contracts outstanding as of May 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	912	09/20/2023	USD	104,381,250	282,717
U.S. Treasury 10 Year Ultra Note	158	09/20/2023	USD	19,036,531	64,988
U.S. Treasury 2 Year Note	326	09/29/2023	USD	67,092,328	(36,021)
U.S. Treasury 5 Year Note	220	09/29/2023	USD	23,992,031	2,341
					314,025
Short Contracts
U.S. Treasury Long Bond	(86)	09/20/2023	USD	(11,048,313)	(144,958)
U.S. Treasury Ultra Bond	(36)	09/20/2023	USD	(4,937,625)	(93,454)
					(238,412)
					75,613

Abbreviations
USD	United States Dollar

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Centrally Cleared Inflation-linked swap contracts outstanding as of May 31, 2023 :

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.38% at termination	Receive	10/4/2029	USD5,454,000	(10,591)	49,840	39,249
CPI-U at termination	2.31% at termination	Receive	5/11/2025	USD9,723,000	—	(9,699)	(9,699)
CPI-U at termination	2.32% at termination	Receive	5/11/2025	USD43,491,000	4,094	(56,073)	(51,979)
CPI-U at termination	2.35% at termination	Receive	5/11/2026	USD12,609,000	—	(17,782)	(17,782)
CPI-U at termination	2.36% at termination	Receive	5/11/2026	USD85,264,000	19,606	(166,167)	(146,561)
CPI-U at termination	2.39% at termination	Receive	5/26/2025	USD10,513,000	—	(20,793)	(20,793)
CPI-U at termination	2.45% at termination	Receive	5/10/2028	USD5,400,000	—	(21,059)	(21,059)
CPI-U at termination	2.46% at termination	Receive	5/11/2028	USD92,587,000	6,188	(389,088)	(382,900)
CPI-U at termination	2.46% at termination	Receive	5/11/2028	USD5,043,000	—	(20,856)	(20,856)
CPI-U at termination	2.48% at termination	Receive	5/3/2033	USD7,809,000	—	(17,802)	(17,802)
CPI-U at termination	2.55% at termination	Receive	5/26/2033	USD56,513,000	105,794	(550,399)	(444,605)
CPI-U at termination	2.56% at termination	Receive	4/26/2030	USD2,457,000	570	(22,818)	(22,248)
CPI-U at termination	2.56% at termination	Receive	4/6/2033	USD2,161,000	4,830	(23,417)	(18,587)
CPI-U at termination	2.58% at termination	Receive	2/22/2033	USD13,310,000	(30,153)	(59,311)	(89,464)
CPI-U at termination	2.59% at termination	Receive	4/4/2033	USD6,908,000	—	(74,458)	(74,458)
CPI-U at termination	2.60% at termination	Receive	2/22/2033	USD1,778,000	(43)	(14,496)	(14,539)
CPI-U at termination	2.61% at termination	Receive	4/5/2033	USD1,971,000	—	(25,796)	(25,796)
CPI-U at termination	2.63% at termination	Receive	3/2/2033	USD6,136,000	22,049	(89,606)	(67,557)
CPI-U at termination	2.67% at termination	Receive	3/6/2033	USD6,153,000	7,020	(101,068)	(94,048)
CPI-U at termination	2.69% at termination	Receive	9/27/2029	USD8,338,000	(24,962)	(90,791)	(115,753)
CPI-U at termination	2.76% at termination	Receive	9/15/2029	USD16,832,000	—	(319,849)	(319,849)
CPI-U at termination	2.91% at termination	Receive	9/1/2028	USD6,991,000	893	(184,993)	(184,100)
					115,886	(2,276,321)	(2,160,435)
					105,295	(2,226,481)	(2,121,186)

CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at May 31, 2023 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.04%
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.40-V1	1.00	Quarterly	6/20/2028	0.75	USD23,560,000	(133,064)	(179,036)	(312,100)
CDX.NA.IG.40-V1	1.00	Quarterly	6/20/2028	0.75	USD32,065,000	(267,656)	(157,111)	(424,767)
						(400,720)	(336,147)	(736,867)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$80,739,723	$2,126,265	$82,865,988
Collateralized Mortgage Obligations	—	49,624,405	868,917	50,493,322
Commercial Mortgage-Backed Securities	—	43,259,638	1,476,731	44,736,369
Corporate Bonds	—	129,577,909	—	129,577,909
Foreign Government Securities	—	1,609,995	—	1,609,995
Mortgage-Backed Securities	—	89,601,469	—	89,601,469
U.S. Government Agency Securities	—	10,680,069	—	10,680,069
U.S. Treasury Obligations	—	91,425,956	—	91,425,956
Short-Term Investments
Investment Companies	9,546,642	—	—	9,546,642
Total Investments in Securities	$9,546,642	$496,519,164	$4,471,913	$510,537,719
Appreciation in Other Financial Instruments
Futures Contracts	$350,046	$—	$—	$350,046
Swaps	—	49,840	—	49,840
Depreciation in Other Financial Instruments
Futures Contracts	(274,433)	—	—	(274,433)
Swaps	—	(2,612,468)	—	(2,612,468)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$75,613	$(2,562,628)	$—	$(2,487,015)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2023
Investments in Securities:
Asset-Backed Securities	$1,279,429	$—	$25,305	$359	$999,996	$(178,824)	$—	$—	$2,126,265
Collateralized Mortgage Obligations	935,153	—	5,016	—	—	(71,252)	—	—	868,917
Commercial Mortgage-Backed Securities	1,508,498	—	(31,243)	(524)	—	—	—	—	1,476,731
Total	$3,723,080	$—	$(922)	$(165)	$999,996	$(250,076)	$—	$—	$4,471,913

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

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SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$1,240,689	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (0.92%)
			Yield (Discount Rate of Cash Flows)	5.74% - 6.79% (5.95%)
Asset-Backed Securities	1,240,689
	868,673	Discounted Cash Flow	Constant Prepayment Rate	8.00% (8.00%)
			Yield (Discount Rate of Cash Flows)	7.98% (7.98%)
Collateralized Mortgage Obligations	868,673
Total	$2,109,362

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2023, the value of these investments was $2,362,551. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.21% (a) (b)	$16,176,982	$203,511,261	$210,139,054	$(830)	$(1,717)	$9,546,642	9,544,733	$245,090	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

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AS OF May 31, 2023 (Unaudited) (continued)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

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SCHEDULE OF PORTFOLIO INVESTMENTS
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Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.